Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.22%
Communication Services — 5.64%
Alphabet Class A †	10,325	$ 910,975
Alphabet Class C †	2,865	254,211
AT&T	2,869	52,818
Cable One	325	231,355
Cargurus †	2,667	37,365
Charter Communications Class A †	304	103,086
Match Group †	2,636	109,368
Meta Platforms Class A †	5,332	641,653
Netflix †	666	196,390
Omnicom Group	262	21,371
Roku Class A †	1,024	41,677
Take-Two Interactive Software †	517	53,835
T-Mobile US †	1,932	270,480
Verizon Communications	3,060	120,564
Walt Disney †	1,409	122,414
ZoomInfo Technologies †	2,362	71,120
		3,238,682
Consumer Discretionary — 11.62%
Airbnb Class A †	3,119	266,674
Amazon.com †	8,825	741,300
Aramark	1,744	72,097
CarMax †	3,719	226,450
Chewy Class A †	2,976	110,350
Choice Hotels International	1,695	190,925
Compass Group	5,912	137,050
Denny's †	10,548	97,147
Dollar General	291	71,659
Dollar Tree †	1,489	210,604
Domino's Pizza	402	139,253
DraftKings Class A †	4,619	52,610
Etsy †	1,052	126,009
Garmin	201	18,550
Genuine Parts	181	31,405
Las Vegas Sands †	7,222	347,161
Lennar Class A	3,295	298,197
Lululemon Athletica †	420	134,560
McDonald's	2,087	549,987
Monro	2,214	100,073
NIKE Class B	5,617	657,245
NVR †	109	502,771
Ross Stores	1,901	220,649
Steven Madden	6,960	222,442
Tesla †	1,001	123,303
Thor Industries	1,124	84,851
TJX	8,801	700,560
Ulta Beauty †	288	135,092
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Visteon †	826	$ 108,066
		6,677,040
Consumer Staples — 5.70%
Campbell Soup	270	15,323
Church & Dwight	195	15,719
Clorox	88	12,349
Coca-Cola	3,615	229,950
Colgate-Palmolive	6,384	502,995
Conagra Brands	577	22,330
Costco Wholesale	184	83,996
General Mills	773	64,816
Hershey	190	43,998
Hormel Foods	390	17,765
J M Smucker	138	21,868
Kellogg	331	23,580
Keurig Dr Pepper	6,406	228,438
McCormick & Co.	325	26,939
Monster Beverage †	882	89,549
PepsiCo	2,937	530,598
Philip Morris International	2,414	244,321
Procter & Gamble	3,844	582,597
Unilever	4,617	233,428
US Foods Holding †	6,014	204,596
Walmart	563	79,828
		3,274,983
Energy — 3.29%
Canadian Natural Resources	4,645	257,937
Cenovus Energy	6,312	122,516
Cheniere Energy	406	60,884
Chevron	372	66,770
ConocoPhillips	1,131	133,458
Diamondback Energy	2,002	273,833
EOG Resources	604	78,230
Exxon Mobil	1,001	110,410
Halliburton	7,440	292,764
Marathon Oil	5,611	151,890
Schlumberger	6,426	343,534
		1,892,226
Financials — 14.55%
Aegon	41,400	208,656
Allstate	2,173	294,659
American Express	2,343	346,178
American International Group	3,212	203,127
Apollo Global Management	2,598	165,726
Arthur J Gallagher & Co.	269	50,717
Berkshire Hathaway Class B †	1,122	346,586
Brown & Brown	305	17,376
Cadence Bank	6,553	161,597
Cboe Global Markets	88	11,041
NQ-FIP [12/22] 2/23 (2742142)    1

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Charles Schwab	9,347	$ 778,231
Chubb	3,973	876,444
CME Group	792	133,183
Credit Acceptance †	499	236,726
Equitable Holdings	5,333	153,057
First Citizens BancShares Class A	148	112,237
First Republic Bank	1,029	125,425
Globe Life	1,736	209,275
Goldman Sachs Group	196	67,303
Hanover Insurance Group	857	115,806
Intercontinental Exchange	718	73,660
Kemper	4,493	221,056
M&T Bank	3,014	437,211
Markel †	260	342,547
MarketAxess Holdings	44	12,271
Marsh & McLennan	3,654	604,664
MetLife	3,555	257,275
Moody's	279	77,735
Progressive	1,939	251,508
Raymond James Financial	1,609	171,922
Royal Bank of Canada	2,100	197,437
S&P Global	757	253,550
SEI Investments	150	8,745
Tradeweb Markets Class A	2,451	159,143
Travelers	233	43,685
US Bancorp	1,877	81,856
Voya Financial	5,848	359,594
Western Alliance Bancorp	2,640	157,238
Willis Towers Watson	142	34,730
		8,359,177
Healthcare — 13.39%
Abbott Laboratories	450	49,405
Agilent Technologies	1,472	220,285
Alnylam Pharmaceuticals †	427	101,477
Apellis Pharmaceuticals †	1,414	73,118
AstraZeneca ADR	3,462	234,724
Avantor †	6,448	135,988
Baxter International	4,334	220,904
Becton Dickinson and Co.	489	124,353
Boston Scientific †	3,850	178,139
Bristol-Myers Squibb	1,318	94,830
Centene †	2,991	245,292
Danaher	2,544	675,228
DENTSPLY SIRONA	4,066	129,461
Dexcom †	1,098	124,338
Eli Lilly & Co.	953	348,646
Encompass Health	4,438	265,437
Exact Sciences †	2,925	144,817
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Humana	394	$ 201,803
Insulet †	1,167	343,553
Integra LifeSciences Holdings †	2,873	161,089
Intuitive Surgical †	567	150,453
Jazz Pharmaceuticals †	834	132,865
Johnson & Johnson	3,037	536,486
Medtronic	3,666	284,922
Merck & Co.	1,040	115,388
Molina Healthcare †	515	170,063
Novartis	1,204	108,844
Pfizer	9,742	499,180
PTC Therapeutics †	2,383	90,959
Regeneron Pharmaceuticals †	160	115,438
Seagen †	1,559	200,347
Stryker	1,968	481,156
Syneos Health †	2,791	102,374
Teleflex	731	182,480
Thermo Fisher Scientific	174	95,820
United Therapeutics †	276	76,753
Veeva Systems Class A †	1,266	204,307
Vertex Pharmaceuticals †	267	77,104
		7,697,826
Healthcare Services — 1.02%
UnitedHealth Group	1,103	584,788
		584,788
Industrials — 12.90%
3M	721	86,462
AerCap Holdings †	3,034	176,943
Airbus	1,307	155,326
Axon Enterprise †	563	93,419
Builders FirstSource †	2,153	139,687
Canadian National Railway	1,883	223,679
Cintas	549	247,939
Clean Harbors †	1,300	148,356
Copart †	5,277	321,317
CoStar Group †	1,593	123,107
Esab	2,318	108,761
Expeditors International of Washington	2,741	284,845
Fastenal	2,775	131,313
Ferguson	1,184	150,332
Fortive	1,869	120,083
Fortune Brands Innovations	1,838	104,968
General Dynamics	34	8,436
Graco	1,495	100,554
Honeywell International	2,987	640,114
IDEX	1,162	265,319
JB Hunt Transport Services	770	134,257

2    NQ-FIP [12/22] 2/23 (2742142)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
John Bean Technologies	1,302	$ 118,912
Johnson Controls International	2,322	148,608
Knight-Swift Transportation Holdings	4,073	213,466
Leidos Holdings	3,249	341,762
Lennox International	771	184,446
Lockheed Martin	265	128,920
Middleby †	1,720	230,308
Nordson	303	72,029
Northrop Grumman	840	458,312
PACCAR	3,867	382,717
Rollins	283	10,341
Spirit AeroSystems Holdings Class A	4,736	140,186
Techtronic Industries	14,000	156,224
U-Haul Holding	2,856	157,023
Union Pacific	1,493	309,155
United Parcel Service Class B	390	67,798
Waste Connections	330	43,745
Westinghouse Air Brake Technologies	4,866	485,675
		7,414,844
Information Technology — 17.46%
Accenture Class A	1,713	457,097
Amphenol Class A	781	59,465
ANSYS †	112	27,058
Apple	8,234	1,069,844
Arista Networks †	1,681	203,989
Automatic Data Processing	406	96,977
Black Knight †	2,278	140,667
Block †	2,898	182,110
CDW	759	135,542
Cisco Systems	2,249	107,142
Cognizant Technology Solutions Class A	682	39,004
Coherent †	2,273	79,782
Constellation Software	250	390,318
Datadog Class A †	1,032	75,852
Dynatrace †	3,290	126,007
EPAM Systems †	37	12,126
F5 †	2,596	372,552
Fidelity National Information Services	2,329	158,023
First Solar †	963	144,248
Fleetcor Technologies †	776	142,536
Flex †	7,930	170,178
Genpact	5,700	264,024
GoDaddy Class A †	2,049	153,306
Guidewire Software †	974	60,934
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Intel	2,837	$ 74,982
International Business Machines	279	39,308
Jack Henry & Associates	94	16,503
Lumentum Holdings †	3,657	190,786
Mastercard Class A	1,032	358,857
Micron Technology	3,759	187,875
Microsoft	6,640	1,592,405
MKS Instruments	1,766	149,633
MongoDB †	445	87,594
National Instruments	4,038	149,002
NVIDIA	1,279	186,913
NXP Semiconductors	1,241	196,115
Okta †	1,080	73,796
Paychex	420	48,535
Paycom Software †	502	155,776
QUALCOMM	1,827	200,860
Roper Technologies	138	59,628
Samsung Electronics GDR	74	74,000
Shopify Class A †	1,692	58,729
SolarEdge Technologies †	323	91,496
Synaptics †	910	86,596
Synopsys †	94	30,013
Topicus.com †	386	20,267
Tyler Technologies †	53	17,088
Visa Class A	2,982	619,540
VMware Class A †	1,067	130,985
Western Union	490	6,747
WEX †	851	139,266
Workday Class A †	1,455	243,465
Zebra Technologies Class A †	306	78,462
		10,034,003
Materials — 5.15%
Albemarle	492	106,695
Ball	2,366	120,997
Celanese	1,379	140,989
CRH	4,273	170,421
Ecolab	2,969	432,168
Element Solutions	7,405	134,697
FMC	3,366	420,077
Linde	1,558	508,188
Nutrien	884	64,559
PPG Industries	1,307	164,342
Reliance Steel & Aluminum	968	195,962
Rio Tinto ADR	2,759	196,441
Sherwin-Williams	762	180,845
Valvoline	3,737	122,013
		2,958,394

NQ-FIP [12/22] 2/23 (2742142)    3

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate — 2.89%
American Tower	2,864	$ 606,767
Americold Realty Trust	5,029	142,371
AvalonBay Communities	372	60,085
Equinix	237	155,242
Extra Space Storage	550	80,949
Gaming and Leisure Properties	3,308	172,314
Innovative Industrial Properties	646	65,472
Public Storage	543	152,143
Ryman Hospitality Properties	1,434	117,273
Welltower	1,632	106,978
		1,659,594
Technology — 0.45%
Salesforce †	1,971	261,335
		261,335
Utilities — 2.16%
AES	6,571	188,982
American Electric Power	64	6,077
Avangrid	1,205	51,791
Consolidated Edison	459	43,747
Dominion Energy	777	47,646
Duke Energy	2,450	252,326
Exelon	7,587	327,986
Iberdrola	16,690	195,273
UGI	2,417	89,598
WEC Energy Group	407	38,160
		1,241,586
Total Common Stocks (cost $55,294,071)		55,294,478

Exchange-Traded Fund — 0.40%
iShares Russell 1000 Growth ETF	1,082	231,808
Total Exchange-Traded Fund (cost $253,554)		231,808
Number of contracts
Options Purchased — 0.82%
Options on Indices — 0.82%
S&P 500 Index, strike price $3,600, expiration date 2/28/23, notional amount $2,520,000	7	34,020
	Number of contracts	Value (US $)
Options Purchased (continued)
S&P 500 Index, strike price $3,650, expiration date 3/17/23, notional amount $6,935,000	19	$ 148,960
S&P 500 Index, strike price $3,700, expiration date 12/30/22, notional amount $2,590,000	7	35
S&P 500 Index, strike price $3,750, expiration date 4/21/23, notional amount $4,125,000	11	150,645
S&P 500 Index, strike price $3,775, expiration date 1/31/23, notional amount $8,682,500	23	137,080
Total Options Purchased (cost $624,858)		470,740
	Number of shares
Short-Term Investments — 1.99%
Money Market Mutual Funds — 1.99%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	286,810	286,810
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	286,811	286,811
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	286,811	286,811
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	286,811	286,811
Total Short-Term Investments (cost $1,147,243)		1,147,243
Total Value of Securities Before Options Written—99.43% (cost $57,319,726)		57,144,269

4    NQ-FIP [12/22] 2/23 (2742142)

(Unaudited)
	Number of contracts	Value (US $)
Options Written — (0.15%)
Options on Indices — (0.15%)
S&P 500 Index, strike price $3,300, expiration date 3/17/23, notional amount $(6,270,000)	(19)	$ (39,425)
S&P 500 Index, strike price $3,350, expiration date 4/21/23, notional amount $(3,685,000)	(11)	(48,840)
Total Options Written (premium received $200,763)		(88,265)

Receivables and Other Assets Net of Liabilities—0.72%		413,703
Net Assets Applicable to 7,509,412 Shares Outstanding—100.00%		$57,469,707

†	Non-income producing security.
The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	GBP	(459,000)	USD	563,041	3/15/23	$7,093	$—
MSCI	CAD	(1,295,000)	USD	950,789	3/15/23	—	(6,207)
SSB	CAD	1,018	USD	(751)	1/4/23	—	—
Total Foreign Currency Exchange Contracts						$7,093	$(6,207)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(12)	E-Mini S&P 500 Index	$(2,316,600)	$(2,381,196)	3/17/23	$64,597	$—	$6,450
(15)	E-Mini S&P MidCap 400 Index	(3,663,900)	(3,729,787)	3/17/23	65,888	—	20,100
(14)	EURO STOXX 50 Index	(567,232)	(590,966)	3/17/23	23,734	—	10,236
(10)	FTSE 100 Index	(902,602)	(901,015)	3/17/23	—	(1,588)	4,342
(2)	MSCI EAFE Index	(194,940)	(198,331)	3/17/23	3,391	—	2,010
(6)	S&P/TSX 60 Index	(1,036,839)	(1,072,446)	3/16/23	35,607	—	7,714
Total Futures Contracts			$(8,873,741)		$193,217	$(1,588)	$50,852
Summary of abbreviations:
ADR – American Depositary Receipt
BNP – BNP Paribas
EAFE – Europe, Australasia, and Far East
NQ-FIP [12/22] 2/23 (2742142)    5

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
SSB – State Street Bank
Summary of currencies:
CAD – Canadian Dollar
GBP – British Pound Sterling
USD – US Dollar
6    NQ-FIP [12/22] 2/23 (2742142)